PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net cash (used in) provided by operating activities	¥ (104,941)	$ (14,378)	¥ 21,468	¥ 1,046
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	142	19	227	107
Repurchase of treasury shares	(7,360)	(1,008)	(2,428)	(17,103)
Net cash (used in)/provided by financing activities from continuing operations	18,632	2,553	(33,781)	(24,105)
Changes in cash, cash equivalents and restricted cash	(201,658)	(27,626)	(82,668)	(52,342)
Effect of foreign currency exchange rate changes on cash and cash equivalents	93	13	(1,447)	2,288
Net change in cash, cash equivalents and restricted cash	(201,565)	(27,613)	(84,115)	(50,054)
Cash and cash equivalents at beginning of year	279,757		356,237
Cash and cash equivalents at end of year	48,321	6,620	279,757	356,237
Parent Company
Operating activities:
Net cash (used in) provided by operating activities	(2,234)	(306)	4,902	(5,699)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	142	19	227	107
Proceeds of borrowings from a related party	5,000	685
Repurchase of treasury shares	(7,360)	(1,008)	(2,428)	(17,103)
Net cash (used in)/provided by financing activities from continuing operations	(2,218)	(304)	(2,201)	(16,996)
Changes in cash, cash equivalents and restricted cash	(4,452)	(610)	2,701	(22,695)
Effect of foreign currency exchange rate changes on cash and cash equivalents	705	97	706	1,033
Net change in cash, cash equivalents and restricted cash	(3,745)	(513)	3,407	(21,662)
Cash and cash equivalents at beginning of year	5,251	719	1,844	23,506
Cash and cash equivalents at end of year	¥ 1,504	$ 206	¥ 5,251	¥ 1,844